Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Operating segment	1	1
CODM description	Company’s Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer.The Company’s CODM evaluates segment performance based on the revenues, gross profit and operating loss of the segment and uses internal financial statements to make decisions regarding resource allocation. Revenues, gross profit and operating loss used by the CODM are presented on the accompanying consolidated statements of operations.	This single operating segment has been identified based on internal management structure and reporting to the Company’s Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]